Note 9 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Goodwill [Table Text Block]
	Americas	EMEA	Asia Pacific	Consolidated

Balance, December 31, 2015	$106,797	154,356	44,527	305,680
Goodwill acquired during the year	19,665	33,289	-	52,954
Other items	(603)	(266)	-	(869)
Foreign exchange	558	(10,236)	(81)	(9,759)
Balance, December 31, 2016	126,417	177,143	44,446	348,006
Goodwill acquired during the year	62,938	13,672	1,961	78,571
Other items	1,175	-	-	1,175
Foreign exchange	48	24,071	3,259	27,378
Balance, December 31, 2017	190,578	214,886	49,666	455,130
Goodwill	216,849	218,198	49,666	484,713
Accumulated impairment loss	(26,271)	(3,312)	-	(29,583)
	$190,578	$214,886	$49,666	$455,130